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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                         c/o Investors Management Group
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Elizbeth Grob, Esq.
                              Ahlers& Cooney, P.C.
               100 Cour Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.                    JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST         DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200                 CLINE, WILLIAMS, WRIGHT, JOHNSON &
WEST DES MOINES, IOWA 50266                   OLDFATHER
                                            1900 U.S. BANK BUILDING,
                                            233 S. 13TH STREET
                                            LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:  06/30/2005
DATE OF REPORTING PERIOD: 09/30/2005

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS


ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 16, 2005, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.
(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.




SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST



By /s/ Thomas Hanafan
-----------------------------------

Thomas Hanafan, Chair and Trustee


Date: January 31, 2006


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
-----------------------------------

Jeff Lorenzen, Chief Executive Officer, January 31, 2006



/s/ Amy Mitchell
-----------------------------------

Amy Mitchell, Chief Financial Officer, January 31, 2006

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIVERSIFIED PORTFOLIO
COMPOSITION OF PORTFOLIO
09/30/05

PAR VALUE                       ISSUE                                 VALUE

REPURCHASE AGREEMENTS -- 70.24%

              $56,129,000  REPO (JP MORGAN)                          $56,129,000
               60,000,000  REPO (SEATTLE-NORTHWEST)                   60,000,000
               60,000,000  REPO (UBS SECURITIES)                      60,000,000

                           TOTAL                                    $176,129,000

CERTIFICATES OF DEPOSIT -- 6.58%
                 $500,000  Ft. Madison B&T                              $500,000
                  250,000  Ft. Madison B&T                               250,000
                  500,000  Ft. Madison B&T                               500,000
                  300,000  Farmers State Bank - Hawarden                 300,000
                  500,000  Ft. Madison B&T                               500,000
                1,000,000  Premier Bank - Dubuque                      1,000,000
                1,000,000  Liberty Bk - WDM                            1,000,000
                  400,000  Farmers State Bank - Hawarden                 400,000
                  250,000  Ft. Madison B&T                               250,000
                  250,000  Citizens-Sac City                             250,000
                  500,000  Union St/B - Winterset                        500,000
                  500,000  Premier Bank - Rock Valley                    500,000
                  900,000  1st St. Bank - Ida Grove                      900,000
                  500,000  Premier Bank - Rock Valley                    500,000
                1,000,000  St Ansgar State Bank                        1,000,000
                  500,000  1st American Bk-Ames                          500,000
                2,500,000  West Bank - WDM                             2,500,000
                  100,000  Maxwell State Bank                            100,000
                  200,000  Maxwell State Bank                            200,000
                1,000,000  Premier Bank - Dubuque                      1,000,000
                  800,000  Exchange Bk-Collins                           800,000
                1,000,000  Premier Bank - Dubuque                      1,000,000
                  300,000  Farmers State Bank - Hawarden                 300,000
                1,500,000  Union St/B - Winterset                      1,500,000
                  250,000  Citizens-Sac City                             250,000

               16,500,000  TOTAL                                     $16,500,000

COUPON SECURITIES -- 8.82%

                 $500,000  PEFCO                                        $500,035
                3,880,000  FHLB                                        3,885,587
                  500,000  FNMA STR NOTE                                 499,445
                3,000,000  FHLB                                        2,993,280
                1,000,000  FHLB                                          997,770
                1,000,000  FHLMC                                         995,220
                3,000,000  FNMA                                        2,979,690
                4,000,000  FHLB                                        3,965,000
                3,000,000  FNMA                                        2,968,800
                2,235,000  FNMA                                        2,206,012

               22,115,000  TOTAL                                     $21,990,839

DISCOUNT SECURITIES -- 14.36%

               $1,495,000  FNMA DN                                    $1,494,238
                3,000,000  FHLMC DN                                    2,987,670
                1,500,000  FNMA DN                                     1,493,520
                3,000,000  FHLMC DN                                    2,985,870
                3,000,000  FHLMC DN                                    2,985,870
                3,000,000  FNMA DN                                     2,985,540
                3,000,000  FNMA DN                                     2,983,320
                1,500,000  FHLMC DN                                    1,489,410
                2,500,000  FHLMC DN                                    2,481,125
                2,500,000  FNMA DN                                     2,474,525
                1,500,000  FHLMC DN                                    1,483,680
                5,000,000  FNMA DN                                     4,941,200
                2,000,000  FHLMC DN                                    1,971,980
                3,000,000  FHLMC DN                                    2,936,560

               35,995,000  TOTAL                                     $35,694,508

              250,739,000                             TOTAL         $250,314,347

IOWA PUBLIC AGENCY INVESTMENT TRUST

DIRECT GOVERNMENT OBLIGATION PORTFOLIO
COMPOSITION OF PORTFOLIO
9/30/05

                                                                     MKT
                                           ISSUE                    VALUE

REPURCHASE AGREEMENTS -- 59.32%

          $4,500,000  REPO (BEAR)                                     $4,500,000
           4,613,000  REPO (UBS SECURITIES)                            4,613,000
                      .
           9,113,000  TOTAL                                           $9,113,000

COUPON SECURITIES -- 16.27%

            $500,000  PEFCO                                             $500,035
             500,000  PEFCO                                              500,035
             250,000  US Treasury                                        250,665
             500,000  US Treasury                                        497,830
             450,000  US Treasury                                        445,572
             300,000  US Treasury                                        295,407

           2,500,000  TOTAL                                           $2,489,544

DISCOUNT SECURITIES -- 24.41%

            $500,000  US Treasury T-Bill                                $499,750
             500,000  US Treasury T-Bill                                 498,510
             250,000  US Treasury T-Bill                                 249,255
             250,000  US Treasury T-Bill                                 248,985
             250,000  US Treasury T-Bill                                 247,743
             250,000  US Treasury T-Bill                                 247,480
             500,000  US Treasury T-Bill                                 494,435
             500,000  US Treasury T-Bill                                 493,255
             250,000  US Treasury T-Bill                                 246,545
             250,000  US Treasury T-Bill                                 246,545
             250,000  US Treasury T-Bill                                 245,933

           3,750,000  TOTAL                                           $3,718,435

          15,363,000                                   TOTAL          15,320,979